Condensed Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 25,000	$ 25,000
Prepaid expenses	498,306
Total Current Assets	523,306	25,000
Deferred offering costs associated with proposed initial public offering		180,805
Other assets	184,794
Cash equivalents held in Trust Account	300,015,536
Total Assets	300,723,636	205,805
Current liabilities:
Accounts payable		1,294
Accrued expenses		75,000
Accrued expenses	479,418	76,294
Notes payable – related party		105,805
Sponsor loan – promissory notes	910,962
Franchise tax payable	145,455
Total Current Liabilities	1,535,835	182,099
Warrant liability	6,140,000
Forward purchase securities liability	2,645,660
Total Liabilities	10,321,495	182,099
Total Current Liabilities		182,009
Commitments and Contingencies
Class A common stock subject to possible redemption, 30,000,000 and 0 shares at redemption value of $10.00 per share as of September 30, 2021 and December 31, 2020, respectively	300,000,000
Stockholder’s Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A Common stock value	70
Class B Common stock value	750	863	[1]
Additional paid-in capital		24,137
Accumulated deficit	(9,598,679)	(1,294)
Total Stockholders’ Equity (Deficit)	(9,597,859)	23,706
Total Liabilities and Stockholders’ Equity (Deficit)	$ 300,723,636	$ 205,805

[1]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. This number has been retroactively adjusted to reflect the cancellation of 5,750,000 Founder Shares in October 2020 and 5,750,000 Founder Shares in January 2021 (see Note 6).